Exhibit 99.1

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Collection Period	31-Dec-18	30/360 Days	30	Collection Period Start	1-Dec-18
Distribution Date	15-Jan-19	Actual/360 Days	29	Collection Period End	31-Dec-18
				Prior Month Settlement Date	17-Dec-18
				Current Month Settlement Date	15-Jan-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	234,025,814.84	219,003,848.77	0.178050
Yield Supplement Overcollaterization		51,665,723.63	4,284,265.27	3,860,275.97
Total Adjusted Portfolio		1,230,010,825.44	229,741,549.57	215,143,572.80
Total Adjusted Securities		1,230,010,825.44	229,741,549.57	215,143,572.80	0.174912
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.80513%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	73,730,724.13	59,132,747.36	0.167042
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	14,597,976.77	84,175.91	41.2372225	0.2377851
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—

Total Securities	14,597,976.77	232,819.83

I. COLLECTIONS

Interest:
Interest Collections				449,830.09
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				449,830.09
Principal:
Principal Collections				14,937,070.44
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				14,937,070.44
Recoveries of Defaulted Receivables				142,693.84
Servicer Advances				12,933.74

Total Collections				15,542,528.11

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			29,955	229,741,549.57
Total Principal Payment				14,597,976.77

			29,364	215,143,572.80

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	15,542,528.11
Reserve Account Draw	0.00
Total Available for Distribution	15,542,528.11
1. Reimbursement of Advance	9,708.36
2. Servicing Fee:
Servicing Fee Due	195,021.51
Servicing Fee Paid	195,021.51
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	84,175.91
Class A-3 Notes Monthly Interest Paid	84,175.91
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92
Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		232,819.83
Total Note Monthly Interest Paid		232,819.83
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		15,104,978.41
4. Total Monthly Principal Paid on the Notes		14,597,976.77
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		14,597,976.77
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		507,001.64
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		507,001.64

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,075,027.06
Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.34%
Weighted Average Remaining Maturity		22.27

	Amount	Number
Principal on Defaulted Receivables	84,895.63	10
Principal Recoveries of Defaulted Receivables	142,693.84

Monthly Net Losses	(57,798.21)
Pool Balance at Beginning of Collection Period	234,025,814.84
Net Loss Ratio for Third Preceding Collection Period	0.67%
Net Loss Ratio for Second Preceding Collection Period	0.58%
Net Loss Ratio for Preceding Collection Period	-0.13%
Net Loss Ratio for Current Collection Period	-0.30%
Four-Month Average Net Loss Ratio	0.20%
Cumulative Net Losses for all Periods	8,319,046.99

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,093,220.11	196	0.96%
61-90 Days Delinquent	460,432.16	47	0.21%
91-120 Days Delinquent	150,013.07	14	0.07%
More than 120 Days	2,590.59	1	0.00%

Total 31+ Days Delinquent Receivables:	2,706,255.93	258	1.24%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.23%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Preceding Collection Period	0.22%	0.16%
Delinquency Ratio for Current Collection Period	0.28%	0.21%
Four-Month Average Delinquency Ratio	0.23%	0.18%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.			NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

5. Has there been an issuance of notes or other securities backed by the Receivables?			NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO